Stockholder's Equity - Authorized shares (Details)		6 Months Ended
	Nov. 07, 2018 USD ($) Vote $ / shares shares	Jun. 30, 2019 USD ($) Vote	Dec. 31, 2018 $ / shares shares
Class of Stock [Line Items]
Number of votes per common stock | Vote		1
Proceeds from issuance of common stock in the IPO, net of underwriting discounts | $		$ 1,161,270,000
Tradeweb Markets Inc. only
Class of Stock [Line Items]
Common Stock, shares authorized | shares	1,000		1,000
Common stock, par value | $ / shares	$ 0.01		$ 0.01
Number of votes per common stock | Vote	1
Proceeds from issuance of common stock in the IPO, net of underwriting discounts | $	$ 100
Issuance of common stock, net of offering costs and cancellations (in shares) | shares	100